Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	0000076721
Amendment Flag	false
Document Creation Date	May 2, 2012
Document Effective Date	May 2, 2012
Prospectus Date	May 1, 2012

Pax World Balanced Fund
Pax World Balanced Fund (the “Balanced Fund”) Summary of Key Information
Investment Objectives
The Balanced Fund’s primary investment objective is to seek income and conservation of principal.
As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Balanced Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World Balanced Fund (USD $)	Individual Investor Class	Institutional Class	R Class
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax World Balanced Fund	Individual Investor Class	Institutional Class	R Class
Management Fee	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	none	0.50%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	0.95%	0.70%	1.20%

Example of Expenses
This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Balanced Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Balanced Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Balanced Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example Pax World Balanced Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	97	303	525	1,166
Institutional Class	72	224	390	871
R Class	122	381	660	1,455

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Balanced Fund’s performance. During the Balanced Fund’s most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
The Balanced Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

The Balanced Fund normally expects to invest approximately 60-75% of its assets in equity securities and approximately 25-40% of its assets in debt securities, though this allocation may vary somewhat depending on market conditions.

The Balanced Fund may invest in equity securities of companies with any market capitalization. The Balanced Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both.

The Balanced Fund expects that the debt portion of its investment portfolio will consist primarily of debt securities, including mortgage-related securities, issued or guaranteed by the U.S. government or its agencies and instrumentalities with short-to intermediate-term maturities and corporate bonds that are, at the time of purchase, rated at least investment grade or unrated and determined by the Balanced Fund’s portfolio manager to be of comparable quality.

The Balanced Fund’s portfolio manager uses both qualitative analysis and quantitative techniques when allocating the Balanced Fund’s assets between equity securities and debt securities.

The Balanced Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Balanced Fund may utilize derivatives for hedging and for investment purposes.

The Balanced Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.
Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk The allocation techniques and decisions of the investment ad- viser may not produce the desired results.
  U.S. Government Securities Risk U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Capitalization Company Risk Securities of small and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
As with all mutual funds, investors may lose money by investing in the Balanced Fund. The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Balanced Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor Class Annual Return (%)

Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 10.74% Worst quarter: 4th quarter 2008, -16.75%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Balanced Fund. The performance table is intended to provide some indication of the risks of investment in the Balanced Fund by showing how the Balanced Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2011
Average Annual Total Returns - Pax World Balanced Fund		1 year	5 year	10 year
Individual Investor Class	[1]	(1.83%)	0.21%	3.63%
Institutional Class	[1][2]	(1.61%)	0.45%	3.76%
R Class	[1][3]	(2.09%)	none	3.52%
Return After Taxes Individual Investor Class	[1]	(2.08%)	(0.39%)	2.98%
Return After Taxes on Distributions and Sale of Fund Shares Individual Investor Class	[1]	(0.99%)	(0.02%)	2.90%
S&P 500 Index	[4][5]	2.11%	(0.25%)	2.92%
Blended Index	[4][6][7]	4.69%	2.84%	4.40%
Lipper Balanced Funds Index	[4][8]	0.74%	1.80%	4.13%
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729
[2]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[3]	Inception of R Class shares is April 2, 2007. The performance information shown for R Class shares includes the performance of Individual Investor Class shares for the period prior to R Class inception. Expenses have not been adjusted to reflect the expenses allocable to R Class shares. If such expenses were reflected, the returns would be lower than those shown.
[4]	Unlike the Balanced Fund, the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Lipper Balanced Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Balanced Funds Index) do not reflect deductions for fees, expenses or taxes.
[5]	The S&P 500 Index is an index of large capitalization common stocks.
[6]	The Blended Index is composed of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.
[7]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[8]	The Lipper Balanced Funds Index tracks the results of the 30 largest mutual funds in the Lipper Balanced Funds Average, which is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks and bonds. The Lipper Balanced Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 1, 2012
Pax World Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Balanced Fund (the “Balanced Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Fund’s primary investment objective is to seek income and conservation of principal.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Balanced Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Balanced Fund’s performance. During the Balanced Fund’s most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Balanced Fund with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Balanced Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Balanced Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Balanced Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

The Balanced Fund normally expects to invest approximately 60-75% of its assets in equity securities and approximately 25-40% of its assets in debt securities, though this allocation may vary somewhat depending on market conditions.

The Balanced Fund may invest in equity securities of companies with any market capitalization. The Balanced Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both.

The Balanced Fund expects that the debt portion of its investment portfolio will consist primarily of debt securities, including mortgage-related securities, issued or guaranteed by the U.S. government or its agencies and instrumentalities with short-to intermediate-term maturities and corporate bonds that are, at the time of purchase, rated at least investment grade or unrated and determined by the Balanced Fund’s portfolio manager to be of comparable quality.

The Balanced Fund’s portfolio manager uses both qualitative analysis and quantitative techniques when allocating the Balanced Fund’s assets between equity securities and debt securities.

The Balanced Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Balanced Fund may utilize derivatives for hedging and for investment purposes.

		The Balanced Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk The allocation techniques and decisions of the investment ad- viser may not produce the desired results.
  U.S. Government Securities Risk U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Capitalization Company Risk Securities of small and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
		As with all mutual funds, investors may lose money by investing in the Balanced Fund. The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Balanced Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Balanced Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the Balanced Fund by showing how the Balanced Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 10.74% Worst quarter: 4th quarter 2008, -16.75%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Balanced Fund. The performance table is intended to provide some indication of the risks of investment in the Balanced Fund by showing how the Balanced Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
Pax World Balanced Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	97
3 year	rr_ExpenseExampleYear03	303
5 year	rr_ExpenseExampleYear05	525
10 year	rr_ExpenseExampleYear10	1,166
2002	rr_AnnualReturn2002	(8.86%)
2003	rr_AnnualReturn2003	17.27%
2004	rr_AnnualReturn2004	13.39%
2005	rr_AnnualReturn2005	5.39%
2006	rr_AnnualReturn2006	10.71%
2007	rr_AnnualReturn2007	9.44%
2008	rr_AnnualReturn2008	(30.72%)
2009	rr_AnnualReturn2009	21.41%
2010	rr_AnnualReturn2010	11.83%
2011	rr_AnnualReturn2011	(1.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.75%)
1 year	rr_AverageAnnualReturnYear01	(1.83%)	[1]
5 year	rr_AverageAnnualReturnYear05	0.21%	[1]
10 year	rr_AverageAnnualReturnYear10	3.63%	[1]
Pax World Balanced Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	72
3 year	rr_ExpenseExampleYear03	224
5 year	rr_ExpenseExampleYear05	390
10 year	rr_ExpenseExampleYear10	871
1 year	rr_AverageAnnualReturnYear01	(1.61%)	[1],[2]
5 year	rr_AverageAnnualReturnYear05	0.45%	[1],[2]
10 year	rr_AverageAnnualReturnYear10	3.76%	[1],[2]
Pax World Balanced Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	122
3 year	rr_ExpenseExampleYear03	381
5 year	rr_ExpenseExampleYear05	660
10 year	rr_ExpenseExampleYear10	1,455
1 year	rr_AverageAnnualReturnYear01	(2.09%)	[1],[3]
5 year	rr_AverageAnnualReturnYear05	none	[1],[3]
10 year	rr_AverageAnnualReturnYear10	3.52%	[1],[3]
Return After Taxes | Pax World Balanced Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.08%)	[1]
5 year	rr_AverageAnnualReturnYear05	(0.39%)	[1]
10 year	rr_AverageAnnualReturnYear10	2.98%	[1]
Return After Taxes on Distributions and Sale of Fund Shares | Pax World Balanced Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.99%)	[1]
5 year	rr_AverageAnnualReturnYear05	(0.02%)	[1]
10 year	rr_AverageAnnualReturnYear10	2.90%	[1]
S&P 500 Index | Pax World Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%	[4],[5]
5 year	rr_AverageAnnualReturnYear05	(0.25%)	[4],[5]
10 year	rr_AverageAnnualReturnYear10	2.92%	[4],[5]
Blended Index | Pax World Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.69%	[4],[6],[7]
5 year	rr_AverageAnnualReturnYear05	2.84%	[4],[6],[7]
10 year	rr_AverageAnnualReturnYear10	4.40%	[4],[6],[7]
Lipper Balanced Funds Index | Pax World Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.74%	[4],[8]
5 year	rr_AverageAnnualReturnYear05	1.80%	[4],[8]
10 year	rr_AverageAnnualReturnYear10	4.13%	[4],[8]

[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729
[2]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[3]	Inception of R Class shares is April 2, 2007. The performance information shown for R Class shares includes the performance of Individual Investor Class shares for the period prior to R Class inception. Expenses have not been adjusted to reflect the expenses allocable to R Class shares. If such expenses were reflected, the returns would be lower than those shown.
[4]	Unlike the Balanced Fund, the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Lipper Balanced Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Balanced Funds Index) do not reflect deductions for fees, expenses or taxes.
[5]	The S&P 500 Index is an index of large capitalization common stocks.
[6]	The Blended Index is composed of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.
[7]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[8]	The Lipper Balanced Funds Index tracks the results of the 30 largest mutual funds in the Lipper Balanced Funds Average, which is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks and bonds. The Lipper Balanced Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Pax World Growth Fund
Pax World Growth Fund (the “Growth Fund”) Summary of Key Information
Investment Objective
The Growth Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Growth Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World Growth Fund (USD $)	Individual Investor Class	Institutional Class	R Class
Shareholder Fees (fees paid directly from your investment):	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from Growth Fund assets):
Annual Fund Operating Expenses Pax World Growth Fund		Individual Investor Class	Institutional Class	R Class
Management Fee		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		1.47%	1.22%	1.72%
Less Expense Waiver/Reimbursement	[1]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		1.29%	1.04%	1.54%
[1]	The Growth Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Individual Investor Class, Institutional Class and R Class shares of the Growth Fund to the extent such expenses exceed 1.29%, 1.04% and 1.54% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares of the Growth Fund, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.

Example of Expenses
This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Growth Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Growth Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Growth Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example Pax World Growth Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	131	409	749	1,708
Institutional Class	106	331	616	1,427
R Class	157	486	880	1,983

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Growth Fund’s performance. During the Growth Fund’s most recent fiscal year, the Growth Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
The Growth Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Growth Fund invests primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that the Growth Fund’s portfolio manager believes will have above-average growth prospects.

The Growth Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Growth Fund may invest in securities of companies with any market capitalization.

The Growth Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Growth Fund may utilize derivatives for hedging and for investment purposes.

The Growth Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth secu–rities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
As with all mutual funds, investors may lose money by investing in the Growth Fund.

The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Performance Information
The bar chart below presents the calendar year total returns for Individual Investor class shares of the Growth Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor class Annual Return (%)

Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2003, 16.33% Worst quarter: 4th quarter 2008, -26.10%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Growth Fund. The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for institutional Class and R-Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2011
Average Annual Total Returns Pax World Growth Fund		1 year	5 year	10 year
Individual Investor Class	[1]	(2.05%)	1.98%	4.12%
Institutional Class	[1][2]	(1.77%)	2.18%	4.22%
R Class	[1][3]	(2.37%)	1.78%	4.02%
Return After Taxes Individual Investor Class	[1]	(2.05%)	1.50%	3.87%
Return After Taxes on Distributions and Sale of Fund Shares Individual Investor Class	[1]	(1.33%)	1.64%	3.56%
Russell 3000 Growth Index	[4][5]	2.18%	2.46%	2.74%
Lipper Multi-Cap Growth Funds Index	[4][6]	(4.02%)	0.87%	2.78%
[1]	The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for individual investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[3]	Inception of R Class shares is April 2, 2007. The performance information shown for R Class shares includes the performance of Individual Investor Class shares for the period prior to R Class inception. Expenses have not been adjusted to reflect the expenses allocable to R Class shares. If such expenses were reflected, the returns would be lower than those shown.
[4]	Unlike the Growth Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Growth Funds Index) do not reflect deductions for fees, expenses or taxes.
[5]	The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as measured by market capitalization.
[6]	The Lipper Multi-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds Average. The Lipper Multi-Cap Growth Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 1, 2012
Pax World Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Growth Fund (the “Growth Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Growth Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Growth Fund’s performance. During the Growth Fund’s most recent fiscal year, the Growth Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Growth Fund with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Growth Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Growth Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Growth Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Growth Fund invests primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that the Growth Fund’s portfolio manager believes will have above-average growth prospects.

The Growth Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Growth Fund may invest in securities of companies with any market capitalization.

The Growth Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Growth Fund may utilize derivatives for hedging and for investment purposes.

The Growth Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth secu–rities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
As with all mutual funds, investors may lose money by investing in the Growth Fund.

		The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor class shares of the Growth Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor class Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2003, 16.33% Worst quarter: 4th quarter 2008, -26.10%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for institutional Class and R-Class shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Growth Fund. The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for institutional Class and R-Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
Pax World Growth Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	131
3 year	rr_ExpenseExampleYear03	409
5 year	rr_ExpenseExampleYear05	749
10 year	rr_ExpenseExampleYear10	1,708
2002	rr_AnnualReturn2002	(21.34%)
2003	rr_AnnualReturn2003	34.99%
2004	rr_AnnualReturn2004	22.04%
2005	rr_AnnualReturn2005	7.19%
2006	rr_AnnualReturn2006	(2.26%)
2007	rr_AnnualReturn2007	13.39%
2008	rr_AnnualReturn2008	(41.52%)
2009	rr_AnnualReturn2009	38.94%
2010	rr_AnnualReturn2010	22.22%
2011	rr_AnnualReturn2011	(2.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.10%)
1 year	rr_AverageAnnualReturnYear01	(2.05%)	[2]
5 year	rr_AverageAnnualReturnYear05	1.98%	[2]
10 year	rr_AverageAnnualReturnYear10	4.12%	[2]
Pax World Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	106
3 year	rr_ExpenseExampleYear03	331
5 year	rr_ExpenseExampleYear05	616
10 year	rr_ExpenseExampleYear10	1,427
1 year	rr_AverageAnnualReturnYear01	(1.77%)	[2],[3]
5 year	rr_AverageAnnualReturnYear05	2.18%	[2],[3]
10 year	rr_AverageAnnualReturnYear10	4.22%	[2],[3]
Pax World Growth Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.54%
1 year	rr_ExpenseExampleYear01	157
3 year	rr_ExpenseExampleYear03	486
5 year	rr_ExpenseExampleYear05	880
10 year	rr_ExpenseExampleYear10	1,983
1 year	rr_AverageAnnualReturnYear01	(2.37%)	[2],[4]
5 year	rr_AverageAnnualReturnYear05	1.78%	[2],[4]
10 year	rr_AverageAnnualReturnYear10	4.02%	[2],[4]
Return After Taxes | Pax World Growth Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.05%)	[2]
5 year	rr_AverageAnnualReturnYear05	1.50%	[2]
10 year	rr_AverageAnnualReturnYear10	3.87%	[2]
Return After Taxes on Distributions and Sale of Fund Shares | Pax World Growth Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.33%)	[2]
5 year	rr_AverageAnnualReturnYear05	1.64%	[2]
10 year	rr_AverageAnnualReturnYear10	3.56%	[2]
Russell 3000 Growth Index | Pax World Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.18%	[5],[6]
5 year	rr_AverageAnnualReturnYear05	2.46%	[5],[6]
10 year	rr_AverageAnnualReturnYear10	2.74%	[5],[6]
Lipper Multi-Cap Growth Funds Index | Pax World Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.02%)	[5],[7]
5 year	rr_AverageAnnualReturnYear05	0.87%	[5],[7]
10 year	rr_AverageAnnualReturnYear10	2.78%	[5],[7]

[1]	The Growth Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Individual Investor Class, Institutional Class and R Class shares of the Growth Fund to the extent such expenses exceed 1.29%, 1.04% and 1.54% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares of the Growth Fund, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[2]	The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for individual investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[3]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[4]	Inception of R Class shares is April 2, 2007. The performance information shown for R Class shares includes the performance of Individual Investor Class shares for the period prior to R Class inception. Expenses have not been adjusted to reflect the expenses allocable to R Class shares. If such expenses were reflected, the returns would be lower than those shown.
[5]	Unlike the Growth Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Growth Funds Index) do not reflect deductions for fees, expenses or taxes.
[6]	The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as measured by market capitalization.
[7]	The Lipper Multi-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds Average. The Lipper Multi-Cap Growth Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Pax World Small Cap Fund
Pax World Small Cap Fund (the “Small Cap Fund”) Summary of Key Information
Investment Objective
The Small Cap Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Small Cap Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World Small Cap Fund (USD $)	Individual Investor Class	Institutional Class	R Class
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from Small Cap Fund assets):
Annual Fund Operating Expenses Pax World Small Cap Fund		Individual Investor Class	Institutional Class	R Class
Management Fee		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		1.71%	1.71%	1.71%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.72%	2.47%	2.97%
Less Expense Waiver/Reimbursement	[1]	(1.47%)	(1.47%)	(1.47%)
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		1.25%	1.00%	1.50%
[1]	The Small Cap Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the Small Cap Fund to the extent such expenses exceed 1.24%, 0.99% and 1.49% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.

Example of Expenses
This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Small Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Small Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Small Cap Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example Pax World Small Cap Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	127	397	1,018	2,700
Institutional Class	102	318	888	2,444
R Class	153	474	1,146	2,949

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Small Cap Fund’s performance. During the Small Cap Fund’s most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 161% of the average value of its portfolio.
Principal Investment Strategies
The Small Cap Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization. As of March 31, 2012, the Russell 2000 Index included companies with market capitalization from approximately $130 million to $2.97 billion.

The Small Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager may overweight or underweight a specific sector and may take concentrated positions which could lead to increased volatility. The Small Cap Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value”stocks or a combination of both. Additionally, it may buy stocks in any sector or industry.

The Small Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs. The Small Cap Fund’s investments in securities of non-U.S. issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

The Small Cap Fund may utilize derivatives for hedging and for investment purposes.

The Small Cap Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.
Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
As with all mutual funds, investors may lose money by investing in the Small Cap Fund.

The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Small Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Cap Fund’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor Class Annual Return(%)

Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 19.79% Worst quarter: 3rd quarter 2011, -21.71%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Small Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Small Cap Fund by showing how the Small Cap Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period and since inception. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2011
Average Annual Total Returns Pax World Small Cap Fund		1 year		Since Inception		Inception Date
Individual Investor Class		(3.50%)	[1]	4.24%	[1]	Mar 27, 2008
Institutional Class		(3.17%)	[1]	4.54%	[1]	Mar 27, 2008
R Class		(3.74%)	[1]	3.98%	[1]	Mar 27, 2008
Return After Taxes Individual Investor Class		(4.90%)	[1]	2.98%	[1]	Mar 27, 2008
Return After Taxes and Distributions and Sale of Fund Shares Individual Investor Class		(0.31%)	[1]	3.18%	[1]	Mar 27, 2008
Russell 2000 Index	[2][3]	(4.18%)		3.27%
Lipper Small-Cap Core Funds Index	[2][4]	(3.81%)		3.78%
[1]	The Fund's inception date is March 27, 2008. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Unlike the Small Cap Fund, the Russell 2000 Index and the Lipper Small-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Small-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[3]	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
[4]	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The Lipper Small-Cap Core Funds Index is not what is typically considered to be an "index"because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 1, 2012
Pax World Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Small Cap Fund (the “Small Cap Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Cap Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Small Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Small Cap Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31,2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Small Cap Fund’s performance. During the Small Cap Fund’s most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 161% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	161.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Small Cap Fund with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Small Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Small Cap Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Small Cap Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization. As of March 31, 2012, the Russell 2000 Index included companies with market capitalization from approximately $130 million to $2.97 billion.

The Small Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager may overweight or underweight a specific sector and may take concentrated positions which could lead to increased volatility. The Small Cap Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value”stocks or a combination of both. Additionally, it may buy stocks in any sector or industry.

The Small Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs. The Small Cap Fund’s investments in securities of non-U.S. issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

The Small Cap Fund may utilize derivatives for hedging and for investment purposes.

		The Small Cap Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
As with all mutual funds, investors may lose money by investing in the Small Cap Fund.

		The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Small Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Small Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Cap Fund’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Cap Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Small Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Small Cap Fund by showing how the Small Cap Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period and since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class Annual Return(%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 19.79% Worst quarter: 3rd quarter 2011, -21.71%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Small Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Small Cap Fund by showing how the Small Cap Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period and since inception. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
Pax World Small Cap Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	127
3 year	rr_ExpenseExampleYear03	397
5 year	rr_ExpenseExampleYear05	1,018
10 year	rr_ExpenseExampleYear10	2,700
2009	rr_AnnualReturn2009	37.02%
2010	rr_AnnualReturn2010	30.17%
2011	rr_AnnualReturn2011	(3.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.71%)
1 year	rr_AverageAnnualReturnYear01	(3.50%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Small Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	102
3 year	rr_ExpenseExampleYear03	318
5 year	rr_ExpenseExampleYear05	888
10 year	rr_ExpenseExampleYear10	2,444
1 year	rr_AverageAnnualReturnYear01	(3.17%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Small Cap Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	153
3 year	rr_ExpenseExampleYear03	474
5 year	rr_ExpenseExampleYear05	1,146
10 year	rr_ExpenseExampleYear10	2,949
1 year	rr_AverageAnnualReturnYear01	(3.74%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Return After Taxes | Pax World Small Cap Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.90%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Return After Taxes and Distributions and Sale of Fund Shares | Pax World Small Cap Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.31%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Russell 2000 Index | Pax World Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.18%)	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%	[3],[4]
Lipper Small-Cap Core Funds Index | Pax World Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.81%)	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%	[3],[5]

[1]	The Small Cap Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the Small Cap Fund to the extent such expenses exceed 1.24%, 0.99% and 1.49% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[2]	The Fund's inception date is March 27, 2008. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[3]	Unlike the Small Cap Fund, the Russell 2000 Index and the Lipper Small-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Small-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[4]	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
[5]	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The Lipper Small-Cap Core Funds Index is not what is typically considered to be an "index"because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Pax World International Fund
Pax World International Fund (the “International Fund”) Summary of Key Information
Investment Objective
The International Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the International Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World International Fund (USD $)	Individual Investor Class	Institutional Class	R Class
Shareholder Fees (fees paid directly from your investment):	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from International Fund assets):
Annual Fund Operating Expenses Pax World International Fund		Individual Investor Class	Institutional Class	R Class
Management Fee		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		0.85%	0.85%	0.85%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.96%	1.71%	2.21%
Less Expense Waiver/Reimbursement	[1]	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		1.41%	1.16%	1.66%
[1]	The International Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the International Fund to the extent such expenses exceed 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.

Example of Expenses
This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the International Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the International Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the International Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example Pax World International Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	144	446	895	2,143
Institutional Class	118	368	764	1,873
R Class	169	523	1,025	2,406

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the International Fund’s performance. During the International Fund’s most recent fiscal year, the International Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies
The International Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the International Fund will invest primarily in equity securities (such as common stock, preferred stock and equity securities convertible into common or preferred stock) of non-U.S. issuers. The International Fund’s investments in securities of non-U.S. issuers may include investments in emerging markets, and may be diversified across countries or geographic regions, or focused on select geographic regions.

The International Fund is not constrained by any particular investment style or capitalization range. The Fund may invest in “growth” stocks, “value” stocks or a combination of both. Additionally, the Fund may be diversified across multiple sectors and industries or focused on a limited number of sectors and industries.

The International Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis.

The International Fund may utilize derivatives for hedging and for investment purposes.

The International Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products, or engage in unethical business practices.
Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
As with all mutual funds, investors may lose money by investing in the International Fund.

The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the International Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the International Fund by showing changes in the International Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor Class Annual Return(%)

Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 27.62% Worst quarter: 3rd quarter 2011, -20.24%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the International Fund. The performance table is intended to provide some indication of the risks of investment in the International Fund by showing how the International Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented for individual investor Class Shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2011
Average Annual Total Returns Pax World International Fund	1 year		Since Inception		Inception Date
Individual Investor Class	(17.43%)	[1]	(6.35%)	[1]	Mar 27, 2008
Institutional Class	(17.08%)	[1]	(6.05%)	[1]	Mar 27, 2008
R Class	(17.56%)	[1]	(6.61%)	[1]	Mar 27, 2008
Return After Taxes Individual Investor Class	(17.65%)	[1]	(6.69%)	[1]	Mar 27, 2008
Return After Taxes and Distributions and Sale of Fund Shares Individual Investor Class	(10.97%)	[1]	(5.44%)	[1]	Mar 27, 2008
MSCI EAFE (Net) Index	(12.14%)	[2],[3]	(6.68%)	[2],[3]	Mar 27, 2008
Lipper International Large-Cap Core Funds Index	(13.56%)	[2],[4]	(7.19%)	[2],[4]	Mar 27, 2008
[1]	The Fund's inception date is March 27, 2008. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Unlike the International Fund, the MSCI EAFE (Net) Index and the Lipper International Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper International Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[3]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[4]	The Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Large-Cap Core Funds Average. The Lipper International Large-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 1, 2012
Pax World International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World International Fund (the “International Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the International Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from International Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the International Fund’s performance. During the International Fund’s most recent fiscal year, the International Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the International Fund with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the International Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the International Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The International Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the International Fund will invest primarily in equity securities (such as common stock, preferred stock and equity securities convertible into common or preferred stock) of non-U.S. issuers. The International Fund’s investments in securities of non-U.S. issuers may include investments in emerging markets, and may be diversified across countries or geographic regions, or focused on select geographic regions.

The International Fund is not constrained by any particular investment style or capitalization range. The Fund may invest in “growth” stocks, “value” stocks or a combination of both. Additionally, the Fund may be diversified across multiple sectors and industries or focused on a limited number of sectors and industries.

The International Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis.

The International Fund may utilize derivatives for hedging and for investment purposes.

		The International Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products, or engage in unethical business practices.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
As with all mutual funds, investors may lose money by investing in the International Fund.

		The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the International Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the International Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the International Fund by showing changes in the International Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the International Fund by showing changes in the International Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the International Fund by showing how the International Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class Annual Return(%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 27.62% Worst quarter: 3rd quarter 2011, -20.24%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented for individual investor Class Shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the International Fund. The performance table is intended to provide some indication of the risks of investment in the International Fund by showing how the International Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented for individual investor Class Shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
Pax World International Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.41%
1 year	rr_ExpenseExampleYear01	144
3 year	rr_ExpenseExampleYear03	446
5 year	rr_ExpenseExampleYear05	895
10 year	rr_ExpenseExampleYear10	2,143
2009	rr_AnnualReturn2009	39.14%
2010	rr_AnnualReturn2010	8.37%
2011	rr_AnnualReturn2011	(17.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.24%)
1 year	rr_AverageAnnualReturnYear01	(17.43%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.35%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World International Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.16%
1 year	rr_ExpenseExampleYear01	118
3 year	rr_ExpenseExampleYear03	368
5 year	rr_ExpenseExampleYear05	764
10 year	rr_ExpenseExampleYear10	1,873
1 year	rr_AverageAnnualReturnYear01	(17.08%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.05%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World International Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.66%
1 year	rr_ExpenseExampleYear01	169
3 year	rr_ExpenseExampleYear03	523
5 year	rr_ExpenseExampleYear05	1,025
10 year	rr_ExpenseExampleYear10	2,406
1 year	rr_AverageAnnualReturnYear01	(17.56%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.61%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Return After Taxes | Pax World International Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(17.65%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.69%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Return After Taxes and Distributions and Sale of Fund Shares | Pax World International Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(10.97%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.44%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
MSCI EAFE (Net) Index | Pax World International Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(12.14%)	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.68%)	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Lipper International Large-Cap Core Funds Index | Pax World International Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(13.56%)	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(7.19%)	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008

[1]	The International Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the International Fund to the extent such expenses exceed 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[2]	The Fund's inception date is March 27, 2008. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[3]	Unlike the International Fund, the MSCI EAFE (Net) Index and the Lipper International Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper International Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[4]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[5]	The Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Large-Cap Core Funds Average. The Lipper International Large-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator.

Pax World High Yield Bond Fund
Pax World High Yield Bond Fund (the “High Yield Bond Fund”) Summary of Key Information
Investment Objectives
The High Yield Bond Fund’s primary investment objective is to seek high current income.
As a secondary investment objective the High Yield Bond Fund seeks capital appreciation.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the High Yield Bond Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World High Yield Bond Fund (USD $)	Individual Investor Class	Institutional Class	R Class
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from High Yield Bond Fund assets):
Annual Fund Operating Expenses Pax World High Yield Bond Fund		Individual Investor Class	Institutional Class	R Class
Management Fee		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		0.22%	0.22%	0.22%
Acquired Fund Fees		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.98%	0.73%	1.23%
[1]	The High Yield Bond Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the High Yield Bond Fund to the extent such expenses exceed 0.99%, 0.74% and 1.24% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2012.

Example of Expenses
This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the High Yield Bond Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the High Yield Bond Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the High Yield Bond Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example Pax World High Yield Bond Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	100	312	542	1,201
Institutional Class	75	233	406	906
R Class	125	390	676	1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the High Yield Bond Fund’s performance. During the High Yield Bond Fund’s most recent fiscal year, the High Yield Bond Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
The High Yield Bond Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the High Yield Bond Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in high‒yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB‒ by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds”.

In determining which securities to buy for the High Yield Bond Fund, the portfolio manager seeks to establish if each security’s return is appropriate for its level of risk.

In making this determination, the portfolio manager generally performs fundamental credit analysis.

The High Yield Bond Fund may invest up to 40% of its assets in securities of non‒U.S. issuers, including investments in emerging markets.

The High Yield Bond Fund may utilize derivatives for hedging and for investment purposes.

The High Yield Bond Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons‒related products, manufacture tobacco products or engage in unethical business practices.
Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise dis- posed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.
  Small-and Medium-Sized Capitalization Company Risk Securities of small‒ and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.

The foregoing descriptions are only summaries. Please see “About the Funds ‒ Risks” on page 68 for more detailed descriptions of the foregoing risks.
Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the High Yield Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor Class Annual Return(%)

Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 11.79% Worst quarter: 4th quarter 2008, -17.51%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the High Yield Bond Fund. The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares for the Fund. After-tax returns for Institutional Class and R Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2011
Average Annual Total Returns Pax World High Yield Bond Fund		1 year	5 year	10 Year
Individual Investor Class	[1]	2.00%	5.56%	6.57%
Institutional Class	[1][2]	2.10%	5.74%	6.75%
R Class	[1][3]	1.87%	5.30%	6.44%
Return After Taxes Individual Investor Class	[1]	(0.91%)	2.47%	3.69%
Return After Taxes and Distributions and Sale of Fund Shares Individual Investor Class	[1]	1.63%	2.95%	3.92%
BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index	[4][5]	5.43%	6.85%	7.96%
Lipper High Current Yield Bond Funds Index	[4][6]	2.85%	5.13%	7.08%
[1]	The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Institutional Class shares is June 1, 2004. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[3]	Inception of R Class shares is April 2, 2007. The performance information shown for R Class shares includes the performance of Individual Investor Class shares for the period prior to R Class inception. Expenses have not been adjusted to reflect the expenses allocable to R Class shares. If such expenses were reflected, the returns would be lower than those shown.
[4]	Unlike the High Yield Bond Fund, the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index and the Lipper High Current Yield Bond Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper High Current Yield Bond Funds Index) do not reflect deductions for fees, expenses or taxes.
[5]	The BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index tracks the performance of BB- and B-rated fixed income securities publicly issued in the major domestic or eurobond markets, with total index allocation to an individual issuer limited to 2%. The benchmark of High Yield Bond Fund was changed to the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index effective June 30, 2010. Pax World believes the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index more closely corresponds to the investments of the Fund.
[6]	The Lipper High Current Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Bond Funds Average. The Lipper High Current Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The Lipper High Current Yield Bond Funds Index is not what is typically considered an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 1, 2012
Pax World High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World High Yield Bond Fund (the “High Yield Bond Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The High Yield Bond Fund’s primary investment objective is to seek high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary investment objective the High Yield Bond Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the High Yield Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from High Yield Bond Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the High Yield Bond Fund’s performance. During the High Yield Bond Fund’s most recent fiscal year, the High Yield Bond Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the High Yield Bond Fund with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the High Yield Bond Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the High Yield Bond Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The High Yield Bond Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the High Yield Bond Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in high‒yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB‒ by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds”.

In determining which securities to buy for the High Yield Bond Fund, the portfolio manager seeks to establish if each security’s return is appropriate for its level of risk.

In making this determination, the portfolio manager generally performs fundamental credit analysis.

The High Yield Bond Fund may invest up to 40% of its assets in securities of non‒U.S. issuers, including investments in emerging markets.

The High Yield Bond Fund may utilize derivatives for hedging and for investment purposes.

		The High Yield Bond Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons‒related products, manufacture tobacco products or engage in unethical business practices.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise dis- posed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.
  Small-and Medium-Sized Capitalization Company Risk Securities of small‒ and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.

		The foregoing descriptions are only summaries. Please see “About the Funds ‒ Risks” on page 68 for more detailed descriptions of the foregoing risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the High Yield Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class Annual Return(%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 11.79% Worst quarter: 4th quarter 2008, -17.51%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class Shares for the Fund. After-tax returns for Institutional Class and R Class shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the High Yield Bond Fund. The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares for the Fund. After-tax returns for Institutional Class and R Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

		As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
Pax World High Yield Bond Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
1 year	rr_ExpenseExampleYear01	100
3 year	rr_ExpenseExampleYear03	312
5 year	rr_ExpenseExampleYear05	542
10 year	rr_ExpenseExampleYear10	1,201
2002	rr_AnnualReturn2002	(0.51%)
2003	rr_AnnualReturn2003	16.90%
2004	rr_AnnualReturn2004	10.00%
2005	rr_AnnualReturn2005	2.32%
2006	rr_AnnualReturn2006	10.11%
2007	rr_AnnualReturn2007	5.80%
2008	rr_AnnualReturn2008	(20.61%)
2009	rr_AnnualReturn2009	38.70%
2010	rr_AnnualReturn2010	10.35%
2011	rr_AnnualReturn2011	2.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.51%)
1 year	rr_AverageAnnualReturnYear01	2.00%	[2]
5 year	rr_AverageAnnualReturnYear05	5.56%	[2]
10 year	rr_AverageAnnualReturnYear10	6.57%	[2]
Pax World High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[1]
1 year	rr_ExpenseExampleYear01	75
3 year	rr_ExpenseExampleYear03	233
5 year	rr_ExpenseExampleYear05	406
10 year	rr_ExpenseExampleYear10	906
1 year	rr_AverageAnnualReturnYear01	2.10%	[2],[3]
5 year	rr_AverageAnnualReturnYear05	5.74%	[2],[3]
10 year	rr_AverageAnnualReturnYear10	6.75%	[2],[3]
Pax World High Yield Bond Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[1]
1 year	rr_ExpenseExampleYear01	125
3 year	rr_ExpenseExampleYear03	390
5 year	rr_ExpenseExampleYear05	676
10 year	rr_ExpenseExampleYear10	1,489
1 year	rr_AverageAnnualReturnYear01	1.87%	[2],[4]
5 year	rr_AverageAnnualReturnYear05	5.30%	[2],[4]
10 year	rr_AverageAnnualReturnYear10	6.44%	[2],[4]
Return After Taxes | Pax World High Yield Bond Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.91%)	[2]
5 year	rr_AverageAnnualReturnYear05	2.47%	[2]
10 year	rr_AverageAnnualReturnYear10	3.69%	[2]
Return After Taxes and Distributions and Sale of Fund Shares | Pax World High Yield Bond Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.63%	[2]
5 year	rr_AverageAnnualReturnYear05	2.95%	[2]
10 year	rr_AverageAnnualReturnYear10	3.92%	[2]
BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index | Pax World High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.43%	[5],[6]
5 year	rr_AverageAnnualReturnYear05	6.85%	[5],[6]
10 year	rr_AverageAnnualReturnYear10	7.96%	[5],[6]
Lipper High Current Yield Bond Funds Index | Pax World High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.85%	[5],[7]
5 year	rr_AverageAnnualReturnYear05	5.13%	[5],[7]
10 year	rr_AverageAnnualReturnYear10	7.08%	[5],[7]

[1]	The High Yield Bond Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the High Yield Bond Fund to the extent such expenses exceed 0.99%, 0.74% and 1.24% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2012.
[2]	The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[3]	Inception of Institutional Class shares is June 1, 2004. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[4]	Inception of R Class shares is April 2, 2007. The performance information shown for R Class shares includes the performance of Individual Investor Class shares for the period prior to R Class inception. Expenses have not been adjusted to reflect the expenses allocable to R Class shares. If such expenses were reflected, the returns would be lower than those shown.
[5]	Unlike the High Yield Bond Fund, the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index and the Lipper High Current Yield Bond Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper High Current Yield Bond Funds Index) do not reflect deductions for fees, expenses or taxes.
[6]	The BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index tracks the performance of BB- and B-rated fixed income securities publicly issued in the major domestic or eurobond markets, with total index allocation to an individual issuer limited to 2%. The benchmark of High Yield Bond Fund was changed to the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index effective June 30, 2010. Pax World believes the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index more closely corresponds to the investments of the Fund.
[7]	The Lipper High Current Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Bond Funds Average. The Lipper High Current Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The Lipper High Current Yield Bond Funds Index is not what is typically considered an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Pax World Global Women's Equality Fund
Pax World Global Women’s Equality Fund (the “Women’s Equality Fund”) Summary of Key Information
Investment Objective
The Women’s Equality Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class or Institutional Class shares of the Women’s Equality Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World Global Women's Equality Fund (USD $)	Individual Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that are deducted from Women’s Equality Fund assets):
Annual Fund Operating Expenses Pax World Global Women's Equality Fund		Individual Investor Class	Institutional Class
Management Fee		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.68%	0.68%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.70%	1.45%
Less Expense Waiver/Reimbursement	[1]	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		1.26%	1.01%
[1]	The Women's Equality Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Investor Class and Institutional Class shares of the Women's Equality Fund to the extent such expenses exceed 1.24% and 0.99% of the average daily net assets of Individual Investor Class and Institutional Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.

Example of Expenses
This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Global Women’s Equality Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class or Institutional Class shares of the Women’s Equality Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Women’s Equality Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example Pax World Global Women's Equality Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	128	400	792	1,891
Institutional Class	103	322	659	1,615

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Women’s Equality Fund’s performance. During the Women’s Equality Fund’s most recent fiscal year, the Women’s Equality Fund’s portfolio turnover rate was 114% of the average value of its portfolio.
Principal Investment Strategies
The Global Women’s Equality Fund seeks to invest in companies around the globe that are leaders in promoting gender equality in the workplace and beyond.

Under normal market conditions, the Women’s Equality Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in the securities of non-U.S. issuers. The Women’s Equality Fund invests primarily in the securities of large capitalization companies.

In selecting investments, the Women’s Equality Fund seeks companies that are leaders in promoting gender equality and women’s advancement through internal policies and programs, transparency regarding the effectiveness of those policies and programs and accountability among employees to assure implementation and observance of those policies and programs. In particular, the Fund seeks to invest in companies that embrace or aspire to embrace the best practices embodied in the Women’s Empowerment Principles, a joint initiative of UN Women and the United Nations Global Compact.

To identify companies for investment, the Fund’s investment adviser conducts its own proprietary research and also evaluates companies that have been favorably rated or ranked on women’s issues by third parties.

The Women’s Equality Fund’s investments in securities of non-U.S. issuers may include investments in emerging markets and generally will be diversified across multiple countries or geographic regions. The Women’s Equality Fund will normally have investments in a minimum of three countries other than the United States.

The Women’s Equality Fund’s investment adviser selects securities based on its assessment of economic and market conditions and valuations and on a company-by-company basis through use of fundamental analysis.

The Women’s Equality Fund may utilize derivatives for hedging and for investment purposes.

The Women’s Equality Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices. Because of the Women’s Equality Fund’s particular focus on companies that are leaders on gender issues, the investment adviser may give less emphasis to certain environmental, social or governance (ESG) criteria, or may apply such criteria differently to the Fund than to other Pax World Funds.
Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
As with all mutual funds, investors may lose money by investing in the Women’s Equality Fund.

The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Women’s Equality Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Women’s Equality Fund by showing changes in the Women’s Equality Fund’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor Class Annual Return(%)

Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 17.02% Worst quarter: 4th quarter 2008, -25.20%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class and Institutional Class shares of the Women’s Equality Fund. The performance table is intended to provide some indication of the risks of investment in the Women’s Equality Fund by showing how the Women’s Equality Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2011
Average Annual Total Returns Pax World Global Women's Equality Fund		1 year	5 year	10 year
Individual Investor Class	[1]	(8.60%)	(3.25%)	0.75%
Institutional Class	[1][2]	(8.35%)	(2.99%)	0.91%
Return After Taxes Individual Investor Class	[1]	(8.80%)	(3.75%)	0.40%
Return After Taxes and Distributions and Sale of Fund Shares Individual Investor Class	[1]	(5.41%)	(2.73%)	0.63%
MSCI World (Net) Index	[3][4]	(5.54%)	(2.37%)	3.62%
MSCI World Large Cap (Net) Index	[3][5]	(5.09%)	(2.43%)	3.05%
Lipper Global Large-Cap Core Funds Index	[3][6]	(4.19%)	(1.12%)	3.24%
[1]	Pax World Global Women's Equality Fund, a series of Pax World Funds Series Trust I, acquired Women's Equity Fund, a series of Professionally Managed Portfolios ("Old Women's Equity Fund" ), on October 29, 2007. Performance information shown includes the performance of Retail Class shares of Old Women's Equity Fund for periods prior to October 29, 2007, which has not been adjusted to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund; if such expense adjustments were reflected, the returns would be higher than those shown. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Institutional Class shares is April 19, 2006. The performance information shown for Institutional Class shares includes the performance of the Retail Class shares of Old Women's Equity Fund shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares or to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund. If such expense adjustments and allocable expenses were reflected, the returns would be higher than those shown.
[3]	Unlike the Global Women's Equality Fund, the MSCI World (Net) Index, the MSCI World Large Cap (Net) Index and the Lipper Global Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Global Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[4]	Effective January 1, 2012, the performance benchmark of the Global Women's Equality Fund changed from the MSCI World Large Cap (Net) Index to the MSCI World (Net) Index. The Fund believes that the MSCI World Index is more reflective of the portfolio characteristics of the Global Women's Equality Fund and its global focus. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes. Investors cannot invest directly in any index.
[5]	The MSCI World Large Cap Index is a subset of the MSCI World Index, and has a target coverage range of approximately 70% of the free float-adjusted market capitalization within the MSCI World Index. Performance for the MSCI World Large Cap Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes.
[6]	The Lipper Global Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Global Large-Cap Funds Average. The Lipper Global Large-Cap Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three year weighted basis) above Lipper's Global Large-Cap floor. Global Large-Cap Core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World BMI. The Lipper Global Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 1, 2012
Pax World Global Women's Equality Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Global Women’s Equality Fund (the “Women’s Equality Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Women’s Equality Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class or Institutional Class shares of the Women’s Equality Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Women’s Equality Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Women’s Equality Fund’s performance. During the Women’s Equality Fund’s most recent fiscal year, the Women’s Equality Fund’s portfolio turnover rate was 114% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Global Women’s Equality Fund with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in Individual Investor Class or Institutional Class shares of the Women’s Equality Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Women’s Equality Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Global Women’s Equality Fund seeks to invest in companies around the globe that are leaders in promoting gender equality in the workplace and beyond.

Under normal market conditions, the Women’s Equality Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in the securities of non-U.S. issuers. The Women’s Equality Fund invests primarily in the securities of large capitalization companies.

In selecting investments, the Women’s Equality Fund seeks companies that are leaders in promoting gender equality and women’s advancement through internal policies and programs, transparency regarding the effectiveness of those policies and programs and accountability among employees to assure implementation and observance of those policies and programs. In particular, the Fund seeks to invest in companies that embrace or aspire to embrace the best practices embodied in the Women’s Empowerment Principles, a joint initiative of UN Women and the United Nations Global Compact.

To identify companies for investment, the Fund’s investment adviser conducts its own proprietary research and also evaluates companies that have been favorably rated or ranked on women’s issues by third parties.

The Women’s Equality Fund’s investments in securities of non-U.S. issuers may include investments in emerging markets and generally will be diversified across multiple countries or geographic regions. The Women’s Equality Fund will normally have investments in a minimum of three countries other than the United States.

The Women’s Equality Fund’s investment adviser selects securities based on its assessment of economic and market conditions and valuations and on a company-by-company basis through use of fundamental analysis.

The Women’s Equality Fund may utilize derivatives for hedging and for investment purposes.

		The Women’s Equality Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices. Because of the Women’s Equality Fund’s particular focus on companies that are leaders on gender issues, the investment adviser may give less emphasis to certain environmental, social or governance (ESG) criteria, or may apply such criteria differently to the Fund than to other Pax World Funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
As with all mutual funds, investors may lose money by investing in the Women’s Equality Fund.

		The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Women’s Equality Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Women’s Equality Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Women’s Equality Fund by showing changes in the Women’s Equality Fund’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Women’s Equality Fund by showing changes in the Women’s Equality Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class Annual Return(%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 17.02% Worst quarter: 4th quarter 2008, -25.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class and Institutional Class shares of the Women’s Equality Fund. The performance table is intended to provide some indication of the risks of investment in the Women’s Equality Fund by showing how the Women’s Equality Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

		As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
Pax World Global Women's Equality Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.26%
1 year	rr_ExpenseExampleYear01	128
3 year	rr_ExpenseExampleYear03	400
5 year	rr_ExpenseExampleYear05	792
10 year	rr_ExpenseExampleYear10	1,891
2002	rr_AnnualReturn2002	(14.59%)
2003	rr_AnnualReturn2003	23.65%
2004	rr_AnnualReturn2004	10.71%
2005	rr_AnnualReturn2005	0.30%
2006	rr_AnnualReturn2006	8.40%
2007	rr_AnnualReturn2007	10.58%
2008	rr_AnnualReturn2008	(39.69%)
2009	rr_AnnualReturn2009	25.76%
2010	rr_AnnualReturn2010	10.54%
2011	rr_AnnualReturn2011	(8.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
1 year	rr_AverageAnnualReturnYear01	(8.60%)	[2]
5 year	rr_AverageAnnualReturnYear05	(3.25%)	[2]
10 year	rr_AverageAnnualReturnYear10	0.75%	[2]
Pax World Global Women's Equality Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	103
3 year	rr_ExpenseExampleYear03	322
5 year	rr_ExpenseExampleYear05	659
10 year	rr_ExpenseExampleYear10	1,615
1 year	rr_AverageAnnualReturnYear01	(8.35%)	[2],[3]
5 year	rr_AverageAnnualReturnYear05	(2.99%)	[2],[3]
10 year	rr_AverageAnnualReturnYear10	0.91%	[2],[3]
Return After Taxes | Pax World Global Women's Equality Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(8.80%)	[2]
5 year	rr_AverageAnnualReturnYear05	(3.75%)	[2]
10 year	rr_AverageAnnualReturnYear10	0.40%	[2]
Return After Taxes and Distributions and Sale of Fund Shares | Pax World Global Women's Equality Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.41%)	[2]
5 year	rr_AverageAnnualReturnYear05	(2.73%)	[2]
10 year	rr_AverageAnnualReturnYear10	0.63%	[2]
MSCI World (Net) Index | Pax World Global Women's Equality Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.54%)	[4],[5]
5 year	rr_AverageAnnualReturnYear05	(2.37%)	[4],[5]
10 year	rr_AverageAnnualReturnYear10	3.62%	[4],[5]
MSCI World Large Cap (Net) Index | Pax World Global Women's Equality Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.09%)	[4],[6]
5 year	rr_AverageAnnualReturnYear05	(2.43%)	[4],[6]
10 year	rr_AverageAnnualReturnYear10	3.05%	[4],[6]
Lipper Global Large-Cap Core Funds Index | Pax World Global Women's Equality Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.19%)	[4],[7]
5 year	rr_AverageAnnualReturnYear05	(1.12%)	[4],[7]
10 year	rr_AverageAnnualReturnYear10	3.24%	[4],[7]

[1]	The Women's Equality Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Investor Class and Institutional Class shares of the Women's Equality Fund to the extent such expenses exceed 1.24% and 0.99% of the average daily net assets of Individual Investor Class and Institutional Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[2]	Pax World Global Women's Equality Fund, a series of Pax World Funds Series Trust I, acquired Women's Equity Fund, a series of Professionally Managed Portfolios ("Old Women's Equity Fund" ), on October 29, 2007. Performance information shown includes the performance of Retail Class shares of Old Women's Equity Fund for periods prior to October 29, 2007, which has not been adjusted to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund; if such expense adjustments were reflected, the returns would be higher than those shown. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[3]	Inception of Institutional Class shares is April 19, 2006. The performance information shown for Institutional Class shares includes the performance of the Retail Class shares of Old Women's Equity Fund shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares or to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund. If such expense adjustments and allocable expenses were reflected, the returns would be higher than those shown.
[4]	Unlike the Global Women's Equality Fund, the MSCI World (Net) Index, the MSCI World Large Cap (Net) Index and the Lipper Global Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Global Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[5]	Effective January 1, 2012, the performance benchmark of the Global Women's Equality Fund changed from the MSCI World Large Cap (Net) Index to the MSCI World (Net) Index. The Fund believes that the MSCI World Index is more reflective of the portfolio characteristics of the Global Women's Equality Fund and its global focus. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes. Investors cannot invest directly in any index.
[6]	The MSCI World Large Cap Index is a subset of the MSCI World Index, and has a target coverage range of approximately 70% of the free float-adjusted market capitalization within the MSCI World Index. Performance for the MSCI World Large Cap Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes.
[7]	The Lipper Global Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Global Large-Cap Funds Average. The Lipper Global Large-Cap Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three year weighted basis) above Lipper's Global Large-Cap floor. Global Large-Cap Core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World BMI. The Lipper Global Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Pax World Global Green Fund
Pax World Global Green Fund (the “Global Green Fund”) Summary of Key Information
Investment Objective
The Global Green Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; and environmental support services and waste management technologies.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Global Green Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World Global Green Fund (USD $)	Individual Investor Class	Institutional Class	R Class
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from Global Green Fund assets):
Annual Fund Operating Expenses Pax World Global Green Fund		Individual Investor Class	Institutional Class	R Class
Management Fee		0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses		1.99%	1.74%	2.24%
Less Expense Waiver/Reimbursement	[1]	(0.59%)	(0.59%)	(0.59%)
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		1.40%	1.15%	1.65%
[1]	The Global Green Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the Global Green Fund to the extent such expenses exceed 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.

Example of Expenses
This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Global Green Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Global Green Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Green Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example Pax World Global Green Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	143	443	899	2,165
Institutional Class	117	365	768	1,895
R Class	168	520	1,029	2,427

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Green Fund’s performance. During the Global Green Fund’s most recent fiscal year, the Global Green Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Principal Investment Strategies
The Global Green Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Global Green Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Green Fund will normally have investments in a minimum of three countries other than the United States.

The Global Green Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; and environmental support services and waste management technologies. The Global Green Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Green Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Green Fund may utilize derivatives for hedging and for investment purposes.

The Global Green Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and societies improve their environmental performance, and avoids investing in companies with significant environmental problems or worsening environmental profiles.

The Global Green Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.
Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof oran individual industry may adversely affect security prices, thereby reducingthe value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small- and Medium-Sized Capitalization Companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
As with all mutual funds, investors may lose money by investing in the Global Green Fund.

The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Global Green Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Green Fund by showing changes in the Global Green Fund’s performance from year to year.

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2011
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Global Green Fund. The performance table is intended to provide some indication of the risks of investment in the Global Green Fund by showing how the Global Green Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor Class Annual Return(%)

Calender Year End For the period shown in the bar chart: Best quarter: 2nd quarter 2009, 29.43% Worst quarter: 3rd quarter 2011, -21.05%
Average Annual Total Returns
Average Annual Total Returns Pax World Global Green Fund	1 year		Since Inception		Inception Date
Individual Investor Class	(10.39%)	[1]	(3.40%)	[1]	Mar 27, 2008
Institutional Class	(10.07%)	[1]	(3.13%)	[1]	Mar 27, 2008
R Class	(10.63%)	[1]	(3.66%)	[1]	Mar 27, 2008
Return After Taxes Individual Investor Class	(10.72%)	[1]	(3.59%)	[1]	Mar 27, 2008
Return After Taxes and Distributions and Sale of Fund Shares Individual Investor Class	(6.32%)	[1]	(2.91%)	[1]	Mar 27, 2008
MSCI World (Net) Index	(5.54%)	[2],[3]	(3.03%)	[2],[3]	Mar 27, 2008
FTSE Environmental Opportunities Index Series	(13.55%)	[4],[2]	none	[4],[2]	Mar 27, 2008
[1]	The Fund's inception date is March 27, 2008. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Unlike the Global Green Fund, the MSCI World (Net) Index and the FTSE Environmental Opportunities Index Series are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes.
[3]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World (Net) Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[4]	The FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology and waste and pollution control. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. ("Impax") with FTSE International. Impax is also the sub-adviser to the Pax World Global Green Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 1, 2012
Pax World Global Green Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Global Green Fund (the “Global Green Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Green Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; and environmental support services and waste management technologies.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Global Green Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Global Green Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Green Fund’s performance. During the Global Green Fund’s most recent fiscal year, the Global Green Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Global Green Fund with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Global Green Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Green Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Global Green Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Global Green Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Green Fund will normally have investments in a minimum of three countries other than the United States.

The Global Green Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; and environmental support services and waste management technologies. The Global Green Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Green Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Green Fund may utilize derivatives for hedging and for investment purposes.

The Global Green Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and societies improve their environmental performance, and avoids investing in companies with significant environmental problems or worsening environmental profiles.

		The Global Green Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof oran individual industry may adversely affect security prices, thereby reducingthe value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small- and Medium-Sized Capitalization Companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
As with all mutual funds, investors may lose money by investing in the Global Green Fund.

		The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Global Green Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Global Green Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Green Fund by showing changes in the Global Green Fund’s performance from year to year.

		As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Global Green Fund by showing changes in the Global Green Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the Global Green Fund by showing how the Global Green Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class Annual Return(%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calender Year End For the period shown in the bar chart: Best quarter: 2nd quarter 2009, 29.43% Worst quarter: 3rd quarter 2011, -21.05%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Global Green Fund. The performance table is intended to provide some indication of the risks of investment in the Global Green Fund by showing how the Global Green Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

		As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
Pax World Global Green Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	143
3 year	rr_ExpenseExampleYear03	443
5 year	rr_ExpenseExampleYear05	899
10 year	rr_ExpenseExampleYear10	2,165
2009	rr_AnnualReturn2009	37.52%
2010	rr_AnnualReturn2010	11.20%
2011	rr_AnnualReturn2011	(10.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.05%)
1 year	rr_AverageAnnualReturnYear01	(10.39%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.40%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Global Green Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	117
3 year	rr_ExpenseExampleYear03	365
5 year	rr_ExpenseExampleYear05	768
10 year	rr_ExpenseExampleYear10	1,895
1 year	rr_AverageAnnualReturnYear01	(10.07%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.13%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Global Green Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.65%
1 year	rr_ExpenseExampleYear01	168
3 year	rr_ExpenseExampleYear03	520
5 year	rr_ExpenseExampleYear05	1,029
10 year	rr_ExpenseExampleYear10	2,427
1 year	rr_AverageAnnualReturnYear01	(10.63%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.66%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Return After Taxes | Pax World Global Green Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(10.72%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.59%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Return After Taxes and Distributions and Sale of Fund Shares | Pax World Global Green Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.32%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.91%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
MSCI World (Net) Index | Pax World Global Green Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.54%)	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.03%)	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
FTSE Environmental Opportunities Index Series | Pax World Global Green Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(13.55%)	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008

[1]	The Global Green Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the Global Green Fund to the extent such expenses exceed 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[2]	The Fund's inception date is March 27, 2008. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[3]	Unlike the Global Green Fund, the MSCI World (Net) Index and the FTSE Environmental Opportunities Index Series are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes.
[4]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World (Net) Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[5]	The FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology and waste and pollution control. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. ("Impax") with FTSE International. Impax is also the sub-adviser to the Pax World Global Green Fund.

ESG Managers Aggressive Growth Portfolio
ESG Managers Aggressive Growth Portfolio (the “Aggressive Growth Portfolio”) Summary of Key Information
Investment Objective
The Aggressive Growth Portfolio’s investment objective is to seek a high level of long-term capital appreciation.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Aggressive Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Aggressive Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 73 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 85 of the Statement of Additional Information.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Aggressive Growth Portfolio	Class A		Institutional Class	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	1.00%	[1]	none	1.00%	[2]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Epenses ESG Managers Aggressive Growth Portfolio		Class A	Institutional Class	Class C
Management Fee		0.90%	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		0.25%		1.00%
Other Expenses		5.22%	5.22%	5.22%
Acquired Fund Fees and Expenses	[1]	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		6.62%	6.37%	7.37%
Contractual Reimbursements	[2]	(5.06%)	(5.06%)	(5.06%)
Net Annual Fund Operating Expenses	[3]	1.56%	1.31%	2.31%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.44%, 1.19% and 2.19% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[3]	Does not reflect the Adviser's waiver of a portion of its management fees totaling 0.12% in 2011. This waiver may be terminated at any time by the Adviser.

Example of Expenses
The table below is intended to help an investor compare the cost of investing in shares of the Aggressive Growth Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example ESG Managers Aggressive Growth Portfolio (USD $)	1 year	3 year	5 year	10 year
Class A Shares	700	1,016	2,378	5,596
Institutional Class	133	415	1,816	5,154
Class C Shares	334	721	2,280	5,864

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ESG Managers Aggressive Growth Portfolio Class C Shares	234	721	2,280	5,864

Portfolio Turnover
The Aggressive Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Aggressive Growth Portfolio’s performance. During the Aggressive Growth Portfolio’s most recent fiscal year, the Aggressive Growth Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Aggressive Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (“ETFs”)) approximately 100% of its total assets in equity securities (e.g., stocks). The Aggressive Growth Portfolio may invest up to 25% of its total assets in fixed income securities. The Aggressive Growth Portfolio may invest up to 85% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers Portfolios, the Aggressive Growth Portfolio should offer shareholders the potential for a high level of capital growth with relatively little income.

The Aggressive Growth Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Aggressive Growth Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Aggressive Growth Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Aggressive Growth Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (“ESG”) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.
Principal Risks
The Aggressive Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Aggressive Growth Portfolio are summarized below.
  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small– and Medium–Sized Company Risk. Securities of small– and medium– sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non–U. S. Securities Risk. Non–U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non–U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non–U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non–U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi–Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.
The foregoing descriptions are only summaries. Please see “Principal Risks” on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Aggressive Growth Portfolio.
Performance Information
The bar chart below presents the calendar year total returns for Class A shares of the Aggressive Growth Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Aggressive Growth Portfolio by showing changes in the Aggressive Growth Portfolio’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Class A at NAV Annual Return

Calender Year End For the period shown in the bar chart: Best quarter: 4th quarter 2011, 10.29% Worst quarter: 3rd quarter 2011, -17.50%
Average Annual Total Returns
The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Aggressive Growth Portfolio. The performance table is intended to provide some indication of the risks of investment in the Aggressive Growth Portfolio by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2011
Average Annual Total Returns ESG Managers Aggressive Growth Portfolio	1 year		Since Inception		Inception Date
Class A	(9.68%)	[1]	(0.37%)	[1],[2]	Jan 4, 2010
Institutional Class	(4.12%)		2.87%	[2]	Jan 4, 2010
Class C	(5.10%)	[3]	1.79%	[3],[2]	Jan 4, 2010
Return After Taxes Class A	(9.88%)	[1]	(0.63%)	[1],[2]	Jan 4, 2010
Return After Taxes and Distributions and Sale of Fund Shares Class A	(6.16%)	[1]	(0.42%)	[1],[2]	Jan 4, 2010
Blended Index	(2.90%)	[4],[5],[6],[7]	3.76%	[4],[5],[6],[7],[2]	Jan 4, 2010
Lipper Multi-Cap Core Funds Index	(2.81%)	[7],[8]	5.68%	[7],[8],[2]	Jan 4, 2010
S&P 500 Index	2.11%	[6],[7]	7.59%	[6],[7],[2]	Jan 4, 2010
[1]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50% .
[2]	The Fund's inception date is January 4, 2010.
[3]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[4]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[5]	The Blended Index is composed of 66% S&P 500 Index and 34% MSCI EAFE (Net) Index.
[6]	The S&P 500 Index is an index of large capitalization common stocks.
[7]	Unlike the Aggressive Growth Portfolio, the Blended Index, the Lipper Multi-Cap Core Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[8]	The Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Average. The Lipper Multi-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 1, 2012
ESG Managers Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG Managers Aggressive Growth Portfolio (the “Aggressive Growth Portfolio”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Growth Portfolio’s investment objective is to seek a high level of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Aggressive Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Aggressive Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 73 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 85 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Aggressive Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Aggressive Growth Portfolio’s performance. During the Aggressive Growth Portfolio’s most recent fiscal year, the Aggressive Growth Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Aggressive Growth Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The table below is intended to help an investor compare the cost of investing in shares of the Aggressive Growth Portfolio with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Aggressive Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (“ETFs”)) approximately 100% of its total assets in equity securities (e.g., stocks). The Aggressive Growth Portfolio may invest up to 25% of its total assets in fixed income securities. The Aggressive Growth Portfolio may invest up to 85% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers Portfolios, the Aggressive Growth Portfolio should offer shareholders the potential for a high level of capital growth with relatively little income.

		The Aggressive Growth Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Aggressive Growth Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Aggressive Growth Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Aggressive Growth Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (“ESG”) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Aggressive Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Aggressive Growth Portfolio are summarized below.
  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small– and Medium–Sized Company Risk. Securities of small– and medium– sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non–U. S. Securities Risk. Non–U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non–U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non–U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non–U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi–Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.
The foregoing descriptions are only summaries. Please see “Principal Risks” on page 47 for more detailed descriptions of the foregoing risks.

		As with all mutual funds, investors may lose money by investing in the Aggressive Growth Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Aggressive Growth Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Class A shares of the Aggressive Growth Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Aggressive Growth Portfolio by showing changes in the Aggressive Growth Portfolio’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Aggressive Growth Portfolio by showing changes in the Aggressive Growth Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.esgmanagers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class A at NAV Annual Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calender Year End For the period shown in the bar chart: Best quarter: 4th quarter 2011, 10.29% Worst quarter: 3rd quarter 2011, -17.50%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Aggressive Growth Portfolio. The performance table is intended to provide some indication of the risks of investment in the Aggressive Growth Portfolio by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
ESG Managers Aggressive Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.62%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.06%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%	[4]
1 year	rr_ExpenseExampleYear01	700
3 year	rr_ExpenseExampleYear03	1,016
5 year	rr_ExpenseExampleYear05	2,378
10 year	rr_ExpenseExampleYear10	5,596
2011	rr_AnnualReturn2011	(4.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.50%)
1 year	rr_AverageAnnualReturnYear01	(9.68%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
ESG Managers Aggressive Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.37%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.06%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.31%	[4]
1 year	rr_ExpenseExampleYear01	334
3 year	rr_ExpenseExampleYear03	721
5 year	rr_ExpenseExampleYear05	2,280
10 year	rr_ExpenseExampleYear10	5,864
1 Year	rr_ExpenseExampleNoRedemptionYear01	234
3 Years	rr_ExpenseExampleNoRedemptionYear03	721
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,280
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,864
1 year	rr_AverageAnnualReturnYear01	(5.10%)	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%	[6],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
ESG Managers Aggressive Growth Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	5.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.37%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.06%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.31%	[4]
1 year	rr_ExpenseExampleYear01	133
3 year	rr_ExpenseExampleYear03	415
5 year	rr_ExpenseExampleYear05	1,816
10 year	rr_ExpenseExampleYear10	5,154
1 year	rr_AverageAnnualReturnYear01	(4.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Return After Taxes | ESG Managers Aggressive Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(9.88%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.63%)	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Return After Taxes and Distributions and Sale of Fund Shares | ESG Managers Aggressive Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.16%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Blended Index | ESG Managers Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.90%)	[10],[11],[12],[9]
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%	[10],[11],[12],[6],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Lipper Multi-Cap Core Funds Index | ESG Managers Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.81%)	[12],[13]
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%	[12],[13],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
S&P 500 Index | ESG Managers Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%	[11],[12]
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%	[11],[12],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010

[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[3]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.44%, 1.19% and 2.19% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[4]	Does not reflect the Adviser's waiver of a portion of its management fees totaling 0.12% in 2011. This waiver may be terminated at any time by the Adviser.
[5]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50% .
[6]	The Fund's inception date is January 4, 2010.
[7]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[8]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[9]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[10]	The Blended Index is composed of 66% S&P 500 Index and 34% MSCI EAFE (Net) Index.
[11]	The S&P 500 Index is an index of large capitalization common stocks.
[12]	Unlike the Aggressive Growth Portfolio, the Blended Index, the Lipper Multi-Cap Core Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[13]	The Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Average. The Lipper Multi-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

ESG Managers Growth Portfolio
ESG Managers Growth Portfolio (the “Growth Portfolio”) Summary of Key Information
Investment Objective
The Growth Portfolio’s investment objective is to seek long-term capital appreciation.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 73 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 85 of the Statement of Additional Information.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Growth Portfolio	Class A		Institutional Class	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	1.00%	[1]	none	1.00%	[2]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses ESG Managers Growth Portfolio		Class A	Institutional Class	Class C
Management Fee		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		3.04%	3.04%	3.04%
Acquired Fund Fees and Expenses	[1]	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		4.41%	4.16%	5.16%
Contractual Reimbursements	[2]	(2.94%)	(2.94%)	(2.94%)
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	[3]	1.47%	1.22%	2.22%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the fund’s expenses so that the fund’s ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.34%, 1.09% and 2.09% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund’s annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[3]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees totaling 0.18% in 2011. This waiver may be terminated at any time by the Adviser.

Example of Expenses
The table below is intended to help an investor compare the cost of investing in shares of the Growth Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example ESG Managers Growth Portfolio (USD $)	1 year	3 year	5 year	10 year
Class A Shares	691	989	1,920	4,294
Institutional	124	387	1,325	3,739
Class C Shares	325	694	1,813	4,594

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ESG Managers Growth Portfolio Class C	225	694	1,813	4,594

Portfolio Turnover
The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Growth Portfolio’s performance. During the Growth Portfolio’s most recent fiscal year, the Growth Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (“ETFs”)) approximately 80% of its total assets in equity securities (e.g., stocks), and approximately 20% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth Portfolio may invest up to 100% of its total assets in equity securities and up to 40% of its total assets in fixed income securities. The Growth Portfolio may invest up to 70% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers Portfolios, the Growth Portfolio should offer shareholders the potential for a low to medium level of income and a medium to high level of capital growth.

The Growth Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Growth Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Growth Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Growth Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (“ESG”) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.
Principal Risks
The Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Growth Portfolio are summarized below.
  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rate rise Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk. Income from the fixed income portion of a fund’s investments may decline if the fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the fund’s earnings rate at that time.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium- sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.
The foregoing descriptions are only summaries. Please see “Principal Risks” on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Growth Portfolio.
Performance Information
The bar chart below presents the calendar year total returns for Class A shares of the Growth Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Growth Portfolio by showing changes in the Growth Portfolio’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Class A at NAV Annual Return

Calendar Year End For the periods shown in the bar chart: Best quarter: 4th quarter 2011, 8.46% Worst quarter: 3rd quarter 2011, -13.81%
Average Annual Total Returns
The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Growth Portfolio. The performance table is intended to provide some indication of the risks of investment in the Growth Portfolio by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2011
Average Annual Total Returns ESG Managers Growth Portfolio	1 Year		Since Inception		Inception Date
Class A	(7.47%)	[1]	0.76%	[1],[2]	Jan 4, 2010
Institutional Class	(2.01%)		3.81%	[2]	Jan 4, 2010
Class C	(3.01%)	[3]	2.81%	[3],[2]	Jan 4, 2010
Return After Taxes Class A	(7.79%)	[1]	0.33%	[1],[2]	Jan 4, 2010
Return After Taxes and Distributions and Sale of Fund Shares Class A	(4.57%)	[1]	0.48%	[1],[2]	Jan 4, 2010
Blended Index	(0.28%)	[4],[5],[6],[7],[8]	4.98%	[4],[5],[6],[7],[8],[2]	Jan 4, 2010
Lipper Mixed-Asset Target Allocation Growth Funds Index	(0.54%)	[8],[9]	5.16%	[8],[9],[2]	Jan 4, 2010
S&P 500 Index	2.11%	[5],[9]	7.59%	[5],[9],[2]	Jan 4, 2010
[1]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50% .
[2]	The Fund's inception date is January 4, 2010
[3]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[4]	The Blended Index is composed of 55% S&P 500 Index, 25% MSCI EAFE (Net) Index and 20% Barclays Capital U.S. Aggregate Bond Index.
[5]	The S&P 500 Index is an index of large capitalization common stocks.
[6]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[7]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[8]	The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[9]	Unlike the Growth Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Growth Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 1, 2012
ESG Managers Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG Managers Growth Portfolio (the “Growth Portfolio”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Portfolio’s investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 73 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 85 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Growth Portfolio’s performance. During the Growth Portfolio’s most recent fiscal year, the Growth Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The table below is intended to help an investor compare the cost of investing in shares of the Growth Portfolio with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (“ETFs”)) approximately 80% of its total assets in equity securities (e.g., stocks), and approximately 20% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth Portfolio may invest up to 100% of its total assets in equity securities and up to 40% of its total assets in fixed income securities. The Growth Portfolio may invest up to 70% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers Portfolios, the Growth Portfolio should offer shareholders the potential for a low to medium level of income and a medium to high level of capital growth.

		The Growth Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Growth Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Growth Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Growth Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (“ESG”) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Growth Portfolio are summarized below.
  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rate rise Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk. Income from the fixed income portion of a fund’s investments may decline if the fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the fund’s earnings rate at that time.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium- sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.
The foregoing descriptions are only summaries. Please see “Principal Risks” on page 47 for more detailed descriptions of the foregoing risks.

		As with all mutual funds, investors may lose money by investing in the Growth Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Growth Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Class A shares of the Growth Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Growth Portfolio by showing changes in the Growth Portfolio’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Global Green Fund by showing changes in the Global Green Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.esgmanagers.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class A at NAV Annual Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End For the periods shown in the bar chart: Best quarter: 4th quarter 2011, 8.46% Worst quarter: 3rd quarter 2011, -13.81%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Growth Portfolio. The performance table is intended to provide some indication of the risks of investment in the Growth Portfolio by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
ESG Managers Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.41%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.94%)	[3]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.47%	[4]
1 year	rr_ExpenseExampleYear01	691
3 year	rr_ExpenseExampleYear03	989
5 year	rr_ExpenseExampleYear05	1,920
10 year	rr_ExpenseExampleYear10	4,294
2011	rr_AnnualReturn2011	(2.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.81%)
1 year	rr_AverageAnnualReturnYear01	(7.47%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
ESG Managers Growth Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	3.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.16%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.94%)	[3]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.22%	[4]
1 year	rr_ExpenseExampleYear01	124
3 year	rr_ExpenseExampleYear03	387
5 year	rr_ExpenseExampleYear05	1,325
10 year	rr_ExpenseExampleYear10	3,739
1 year	rr_AverageAnnualReturnYear01	(2.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
ESG Managers Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.16%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.94%)	[3]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	2.22%	[4]
1 year	rr_ExpenseExampleYear01	325
3 year	rr_ExpenseExampleYear03	694
5 year	rr_ExpenseExampleYear05	1,813
10 year	rr_ExpenseExampleYear10	4,594
1 Year	rr_ExpenseExampleNoRedemptionYear01	225
3 Years	rr_ExpenseExampleNoRedemptionYear03	694
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,813
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,594
1 year	rr_AverageAnnualReturnYear01	(3.01%)	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%	[6],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Return After Taxes | ESG Managers Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(7.79%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Return After Taxes and Distributions and Sale of Fund Shares | ESG Managers Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.57%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Blended Index | ESG Managers Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.28%)	[10],[11],[12],[13],[9]
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%	[10],[11],[12],[13],[6],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Lipper Mixed-Asset Target Allocation Growth Funds Index | ESG Managers Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.54%)	[13],[14]
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%	[13],[14],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
S&P 500 Index | ESG Managers Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%	[10],[14]
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%	[10],[14],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010

[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[3]	The Adviser has agreed contractually to reimburse a portion of the fund’s expenses so that the fund’s ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.34%, 1.09% and 2.09% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund’s annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[4]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees totaling 0.18% in 2011. This waiver may be terminated at any time by the Adviser.
[5]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50% .
[6]	The Fund's inception date is January 4, 2010
[7]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[8]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[9]	The Blended Index is composed of 55% S&P 500 Index, 25% MSCI EAFE (Net) Index and 20% Barclays Capital U.S. Aggregate Bond Index.
[10]	The S&P 500 Index is an index of large capitalization common stocks.
[11]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[12]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[13]	The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[14]	Unlike the Growth Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Growth Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes.

ESG Managers Moderate Portfolio
ESG Managers Moderate Portfolio (the “Moderate Portfolio”) Summary of Key Information
Investment Objectives
The Moderate Portfolio’s primary investment objective is to seek long-term capital appreciation. As a secondary objective and to the extent consistent with its primary investment objective, the Moderate Portfolio seeks current income.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Moderate Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Moderate Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 73 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 85 of the Statement of Additional Information.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Moderate Portfolio	Class A		Institutional Class	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	1.00%	[1]	none	1.00%	[2]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses ESG Managers Moderate Portfolio		Class A	Institutional Class	Class C
Management Fee		0.80%	0.80%	0.80%
Distribution and/or Service (Rule 12b-1) Fees		0.25%		1.00%
Other Expenses		3.19%	3.19%	3.19%
Acquired Fund Fees and Expenses	[1]	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses		4.42%	4.17%	5.17%
Contractual Reimbursements	[2]	(3.07%)	(3.07%)	(3.07%)
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	[3]	1.35%	1.10%	2.10%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.24%, 0.99% and 1.99% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[3]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees totaling 0.16% in 2011. This waiver may be terminated at any time by the Adviser.

Example of Expenses
The table below is intended to help an investor compare the cost of investing in shares of the Moderate Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example ESG Managers Moderate Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	680	954	1,890	4,277
Institutional Class	112	350	1,293	3,720
Class C	213	658	1,783	4,578

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ESG Managers Moderate Portfolio Class C	213	658	1,783	4,578

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Moderate Portfolio’s performance. During the Moderate Portfolio’s most recent fiscal year, the Moderate Portfolio’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Moderate Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (“ETFs”)) approximately 60% of its total assets in equity securities (e.g., stocks), and approximately 40% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Moderate Portfolio may invest up to 80% of its total assets in equity securities and up to 60% of its total assets in fixed income securities. The Moderate Portfolio may invest up to 50% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Moderate Portfolio would invest more than 10% of its total assets in emerging market securities. Over the longer term, relative to the other ESG Managers Portfolios, the Moderate Portfolio should offer shareholders the potential for a medium level of income and a medium level of capital growth.

The Moderate Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Moderate Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Moderate Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Moderate Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (“ESG”) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.
Principal Risks
The Moderate Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Conservative Portfolio are summarized below.

  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk. Income from the fixed income portion of a fund’s investments may decline if the fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the fund’s earnings rate at that time.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U.S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.
The foregoing descriptions are only summaries. Please see “Principal Risks” on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Moderate Portfolio.
Performance Information
The bar chart below presents the calendar year total returns for Class A shares of the Moderate Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Moderate Portfolio by showing changes in the Moderate Portfolio’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Class A at NAV Annual Return

Calendar Year End For the periods shown in the bar chart: Best quarter: 4th quarter 2011, 6.48% Worst quarter: 3rd quarter 2011, -9.22%.
Average Annual Total Returns
The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Moderate Portfolio. The performance table is intended to provide some indication of the risks of investment in the Moderate Portfolio by showing how the Moderate Portfolio’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2011
Average Annual Total Returns ESG Managers Moderate Portfolio	1 year		Since Inception		Inception Date
Class A	(4.47%)	[1]	1.33%	[1],[2]	Jan 4, 2010
Institutional Class	1.24%		4.47%	[2]	Jan 4, 2010
Class C	0.28%	[3]	3.45%	[3],[2]	Jan 4, 2010
Return After Taxes Class A	(4.89%)	[1]	0.82%	[1],[2]	Jan 4, 2010
Return After Taxes and Distributions and Sale of Fund Shares Class A	(2.59%)	[1]	0.92%	[1],[2]	Jan 4, 2010
Blended Index	1.98%	[4],[5],[6],[7],[8]	5.84%	[4],[5],[6],[7],[8],[2]	Jan 4, 2010
Lipper Mixed-Asset Target Allocation Moderate Funds Index	0.37%	[8],[9]	5.29%	[8],[9],[2]	Jan 4, 2010
S&P 500 Index	2.11%	[5],[8]	7.59%	[5],[8],[2]	Jan 4, 2010
[1]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50% .
[2]	The Fund's inception date is January 4, 2010.
[3]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[4]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[5]	The S&P 500 Index is an index of large capitalization common stocks.
[6]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[7]	The Blended Index is composed of 42% S&P 500 Index, 18% MSCI EAFE (Net) Index and 40% Barclays Capital U.S. Aggregate Bond Index.
[8]	Unlike the Moderate Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Moderate Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Moderate Funds Index) do not reflect deductions for fees, expenses or taxes.
[9]	The Lipper Mixed-Asset Target Allocation Moderate Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Average. The Lipper Mixed-Asset Target Allocation Moderate Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 1, 2012
ESG Managers Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG Managers Moderate Portfolio (the “Moderate Portfolio”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Moderate Portfolio’s primary investment objective is to seek long-term capital appreciation. As a secondary objective and to the extent consistent with its primary investment objective, the Moderate Portfolio seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Moderate Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Moderate Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 73 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 85 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Moderate Portfolio’s performance. During the Moderate Portfolio’s most recent fiscal year, the Moderate Portfolio’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Moderate Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The table below is intended to help an investor compare the cost of investing in shares of the Moderate Portfolio with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Moderate Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (“ETFs”)) approximately 60% of its total assets in equity securities (e.g., stocks), and approximately 40% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Moderate Portfolio may invest up to 80% of its total assets in equity securities and up to 60% of its total assets in fixed income securities. The Moderate Portfolio may invest up to 50% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Moderate Portfolio would invest more than 10% of its total assets in emerging market securities. Over the longer term, relative to the other ESG Managers Portfolios, the Moderate Portfolio should offer shareholders the potential for a medium level of income and a medium level of capital growth.

		The Moderate Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Moderate Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Moderate Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Moderate Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (“ESG”) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Moderate Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Conservative Portfolio are summarized below.

  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk. Income from the fixed income portion of a fund’s investments may decline if the fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the fund’s earnings rate at that time.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U.S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.
The foregoing descriptions are only summaries. Please see “Principal Risks” on page 47 for more detailed descriptions of the foregoing risks.

		As with all mutual funds, investors may lose money by investing in the Moderate Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Moderate Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Class A shares of the Moderate Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Moderate Portfolio by showing changes in the Moderate Portfolio’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Moderate Portfolio by showing changes in the Moderate Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.esgmanagers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class A at NAV Annual Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End For the periods shown in the bar chart: Best quarter: 4th quarter 2011, 6.48% Worst quarter: 3rd quarter 2011, -9.22%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Moderate Portfolio. The performance table is intended to provide some indication of the risks of investment in the Moderate Portfolio by showing how the Moderate Portfolio’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
ESG Managers Moderate Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.42%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.07%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.35%	[4]
1 Year	rr_ExpenseExampleYear01	680
3 Years	rr_ExpenseExampleYear03	954
5 Years	rr_ExpenseExampleYear05	1,890
10 Years	rr_ExpenseExampleYear10	4,277
2011	rr_AnnualReturn2011	1.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.22%)
1 year	rr_AverageAnnualReturnYear01	(4.47%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
ESG Managers Moderate Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.17%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.07%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.10%	[4]
1 Year	rr_ExpenseExampleYear01	213
3 Years	rr_ExpenseExampleYear03	658
5 Years	rr_ExpenseExampleYear05	1,783
10 Years	rr_ExpenseExampleYear10	4,578
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	658
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,783
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,578
1 year	rr_AverageAnnualReturnYear01	0.28%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%	[6],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
ESG Managers Moderate Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	3.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.17%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.07%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%	[4]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	1,293
10 Years	rr_ExpenseExampleYear10	3,720
1 year	rr_AverageAnnualReturnYear01	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Return After Taxes | ESG Managers Moderate Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.89%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Return After Taxes and Distributions and Sale of Fund Shares | ESG Managers Moderate Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.59%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Blended Index | ESG Managers Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.98%	[10],[11],[12],[13],[9]
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%	[10],[11],[12],[13],[6],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Lipper Mixed-Asset Target Allocation Moderate Funds Index | ESG Managers Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.37%	[13],[14]
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[13],[14],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
S&P 500 Index | ESG Managers Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%	[10],[13]
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%	[10],[13],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010

[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[3]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.24%, 0.99% and 1.99% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[4]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees totaling 0.16% in 2011. This waiver may be terminated at any time by the Adviser.
[5]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50% .
[6]	The Fund's inception date is January 4, 2010.
[7]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[8]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[9]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[10]	The S&P 500 Index is an index of large capitalization common stocks.
[11]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[12]	The Blended Index is composed of 42% S&P 500 Index, 18% MSCI EAFE (Net) Index and 40% Barclays Capital U.S. Aggregate Bond Index.
[13]	Unlike the Moderate Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Moderate Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Moderate Funds Index) do not reflect deductions for fees, expenses or taxes.
[14]	The Lipper Mixed-Asset Target Allocation Moderate Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Average. The Lipper Mixed-Asset Target Allocation Moderate Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

ESG Managers Conservative Portfolio
ESG Managers Conservative Portfolio (the “Conservative Portfolio”) Summary of Key Information
Investment Objective
The Conservative Portfolio’s primary investment objective is to seek preservation of capital and current income.
As a secondary objective and to the extent consistent with its primary investment objective, the Conservative Portfolio seeks capital appreciation.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Conservative Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Conservative Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 73 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 85 of the Statement of Additional Information.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Conservative Portfolio	Class A		Institutional Class	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	1.00%	[1]	none	1.00%	[2]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses ESG Managers Conservative Portfolio		Class A	Institutional Class	Class C
Management Fee		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		4.64%	4.64%	4.64%
Acquired Fund Fees and Expenses	[1]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses		5.80%	6.55%	5.55%
Contractual Reimbursements	[2]	(4.57%)	(4.57%)	(4.57%)
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	[3]	1.23%	0.98%	1.98%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.14%, 0.89% and 1.89% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[3]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees totaling 0.12% in 2011. This waiver may be terminated at any time by the Adviser.

Example of Expenses
The table below is intended to help an investor compare the cost of investing in shares of the Conservative Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example ESG Managers Conservative Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	668	919	2,134	5,088
Institutional	100	312	1,555	4,601
Class C Shares	301	621	2,032	5,370

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ESG Managers Conservative Portfolio Class C	201	621	2,032	5,370

Portfolio Turnover
The Conservative Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Conservative Portfolio’s performance. During the Conservative Portfolio’s most recent fiscal year, the Conservative Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Conservative Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (“ETFs”)) approximately 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds), and approximately 35% of its total assets in equity securities (e.g., stocks). The Conservative Portfolio may invest up to 100% of its total assets in fixed income securities and up to 50% of its total assets in equity securities. The Conservative Portfolio may invest up to 40% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Conservative Portfolio would invest more than 10% of its total assets in emerging market securities. Over the longer term, relative to the other ESG Managers Portfolios, the Conservative Portfolio should offer shareholders the potential for a medium to high level of income and a low to medium level of capital growth.

The Conservative Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Conservative Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Conservative Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Conservative Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (“ESG”) criteria to their
Principal Risks
The Conservative Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Conservative Portfolio are summarized below.

  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk. Income from the fixed income portion of a fund’s investments may decline if the fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the fund’s earnings rate at that time.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.
The foregoing descriptions are only summaries. Please see “Principal Risks” on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Conservative Portfolio.
Performance Information
The bar chart below presents the calendar year total returns for Class A shares of the Conservative Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Conservative Portfolio by showing changes in the Conservative Portfolio’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Class A at NAV Annual Return

Calendar Year End For the periods shown in the bar chart: Best quarter: 4th quarter 2011,4.39% Worst quarter: 3rd quarter 2011,-5.71%
Average Annual Total Returns
The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Conservative Portfolio. The performance table is intended to provide some indication of the risks of investment in the Conservative Portfolio by showing how the Aggressive Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2011
Average Annual Total Returns ESG Managers Conservative Portfolio	1 year		Since Inception		Inception Date
Class A	(3.00%)	[1]	2.05%	[1],[2]	Jan 4, 2010
Institutional Class	2.74%		5.22%	[2]	Jan 4, 2010
Class C	1.78%	[3]	4.16%	[3],[2]	Jan 4, 2010
Return After Taxes Class A	(3.72%)	[1]	1.40%	[1],[2]	Jan 4, 2010
Return After Taxes and Distributions and Sale of Fund Shares Class A	(1.66%)	[1]	1.45%	[1],[2]	Jan 4, 2010
Blended Index	4.44%	[4],[5],[6],[7],[8]	6.50%	[4],[5],[6],[7],[8],[2]	Jan 4, 2010
Lipper Mixed-Asset Target Allocation Conservative Funds Index	2.53%	[5],[9]	5.81%	[5],[9],[2]	Jan 4, 2010
Barclays Capital U.S. Aggregate Bond Index	7.84%	[4],[5]	7.17%	[4],[5],[2]	Jan 4, 2010
[1]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50% .
[2]	The Fund's inception date is January 4, 2010.
[3]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[4]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[5]	Unlike the Conservative Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Conservative Funds Index and the Barclays Capital U.S. Aggregate Bond Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Conservative Funds Index) do not reflect deductions for fees, expenses or taxes.
[6]	The S&P 500 Index is an index of large capitalization common stocks.
[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[8]	The Blended Index is composed of 24% S&P 500 Index, 11% MSCI EAFE (Net) Index and 65% Barclays Capital U.S. Aggregate Bond Index.
[9]	The Lipper Mixed-Asset Target Allocation Conservative Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Average. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Conservative Funds Index is not what is typically considered to be an ?index? because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 1, 2012
ESG Managers Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG Managers Conservative Portfolio (the “Conservative Portfolio”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conservative Portfolio’s primary investment objective is to seek preservation of capital and current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective and to the extent consistent with its primary investment objective, the Conservative Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Conservative Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Conservative Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 73 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 85 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Conservative Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Conservative Portfolio’s performance. During the Conservative Portfolio’s most recent fiscal year, the Conservative Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Conservative Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The table below is intended to help an investor compare the cost of investing in shares of the Conservative Portfolio with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Conservative Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (“ETFs”)) approximately 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds), and approximately 35% of its total assets in equity securities (e.g., stocks). The Conservative Portfolio may invest up to 100% of its total assets in fixed income securities and up to 50% of its total assets in equity securities. The Conservative Portfolio may invest up to 40% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Conservative Portfolio would invest more than 10% of its total assets in emerging market securities. Over the longer term, relative to the other ESG Managers Portfolios, the Conservative Portfolio should offer shareholders the potential for a medium to high level of income and a low to medium level of capital growth.

		The Conservative Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Conservative Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Conservative Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Conservative Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (“ESG”) criteria to their
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Conservative Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Conservative Portfolio are summarized below.

  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk. Income from the fixed income portion of a fund’s investments may decline if the fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the fund’s earnings rate at that time.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.
The foregoing descriptions are only summaries. Please see “Principal Risks” on page 47 for more detailed descriptions of the foregoing risks.

		As with all mutual funds, investors may lose money by investing in the Conservative Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Conservative Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Class A shares of the Conservative Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Conservative Portfolio by showing changes in the Conservative Portfolio’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Conservative Portfolio by showing changes in the Conservative Portfolio’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the Conservative Portfolio by showing how the Aggressive Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.esgmanagers.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class A at NAV Annual Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End For the periods shown in the bar chart: Best quarter: 4th quarter 2011,4.39% Worst quarter: 3rd quarter 2011,-5.71%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Conservative Portfolio. The performance table is intended to provide some indication of the risks of investment in the Conservative Portfolio by showing how the Aggressive Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
ESG Managers Conservative Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.80%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.57%)	[3]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.23%	[4]
1 Year	rr_ExpenseExampleYear01	668
3 Years	rr_ExpenseExampleYear03	919
5 Years	rr_ExpenseExampleYear05	2,134
10 Years	rr_ExpenseExampleYear10	5,088
2011	rr_AnnualReturn2011	2.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.71%)
1 year	rr_AverageAnnualReturnYear01	(3.00%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
ESG Managers Conservative Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	4.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.55%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.57%)	[3]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.98%	[4]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	1,555
10 Years	rr_ExpenseExampleYear10	4,601
1 year	rr_AverageAnnualReturnYear01	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
ESG Managers Conservative Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of orginal purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.55%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.57%)	[3]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.98%	[4]
1 Year	rr_ExpenseExampleYear01	301
3 Years	rr_ExpenseExampleYear03	621
5 Years	rr_ExpenseExampleYear05	2,032
10 Years	rr_ExpenseExampleYear10	5,370
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	621
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,032
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,370
1 year	rr_AverageAnnualReturnYear01	1.78%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%	[6],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Return After Taxes | ESG Managers Conservative Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.72%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Return After Taxes and Distributions and Sale of Fund Shares | ESG Managers Conservative Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.66%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Blended Index | ESG Managers Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.44%	[10],[11],[12],[13],[9]
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%	[10],[11],[12],[13],[6],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Lipper Mixed-Asset Target Allocation Conservative Funds Index | ESG Managers Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.53%	[10],[14]
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%	[10],[14],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Barclays Capital U.S. Aggregate Bond Index | ESG Managers Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%	[10],[9]
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%	[10],[6],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010

[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[3]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.14%, 0.89% and 1.89% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[4]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees totaling 0.12% in 2011. This waiver may be terminated at any time by the Adviser.
[5]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50% .
[6]	The Fund's inception date is January 4, 2010.
[7]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[8]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[9]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[10]	Unlike the Conservative Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Conservative Funds Index and the Barclays Capital U.S. Aggregate Bond Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Conservative Funds Index) do not reflect deductions for fees, expenses or taxes.
[11]	The S&P 500 Index is an index of large capitalization common stocks.
[12]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[13]	The Blended Index is composed of 24% S&P 500 Index, 11% MSCI EAFE (Net) Index and 65% Barclays Capital U.S. Aggregate Bond Index.
[14]	The Lipper Mixed-Asset Target Allocation Conservative Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Average. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Conservative Funds Index is not what is typically considered to be an ?index? because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	May 2, 2012